HENDERSON GLOBAL FUNDS

LOGO: HENDERSON GLOBAL INVESTORS AN AMP COMPANY


INTERNATIONAL DEVELOPING COMPANIES FUND
WORLDWIDE GROWTH FUND

                                                              SEMI-ANNUAL REPORT
                                                                JANUARY 31, 2002

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

TABLE OF CONTENTS


LETTER TO SHAREHOLDERS ....................................................    2

INTERNATIONAL DEVELOPING COMPANIES FUND
Commentary ................................................................    4
Performance Summary .......................................................    5

WORLDWIDE GROWTH FUND
Commentary ................................................................    6
Performance Summary .......................................................    7

PORTFOLIOS OF INVESTMENTS .................................................    8

STATEMENT OF ASSETS AND LIABILITIES .......................................   12

STATEMENT OF OPERATIONS ...................................................   13

STATEMENT OF CHANGES ......................................................   14

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY .............................   15

NOTES TO FINANCIAL STATEMENTS .............................................   16

FINANCIAL HIGHLIGHTS ......................................................   19

HENDERSON GLOBAL FUNDS

                                                          LETTER TO SHAREHOLDERS

On behalf of Henderson Global Funds, thank you for joining our new and growing family of shareholders. Our Funds were launched on August 31, 2001, and to date have successfully navigated through particularly volatile market conditions driven in large part by the first synchronized global recession in a generation and the tragic events of September 11.

Notwithstanding these considerable macro headwinds over the past 5 months, our nimble bottom-up approach to portfolio construction enabled us to focus your assets on stocks that delivered strong positive returns. In addition, all of our Funds outperformed their respective indices for the reporting period.

Our lead portfolio managers are experienced in terms of weathering historic bull and bear markets and are supported by a global network of over 300 investment professionals. Our investment team is relentlessly focused on unearthing stocks with the potential to deliver strong absolute returns, regardless of the growth/value bias of the security. We believe our job is not to wed ourselves to any one investment style but rather to seek capital appreciation by picking the best possible stocks. We are confident that our investment process and people, coupled with our ability to identify exciting investment opportunities around the world, will benefit the Funds over the coming years.

While it is never easy to gauge financial market movements, the global economy is seemingly shrugging off the shackles of the global recession and we believe that equity markets are well positioned to regain their historical position as the more attractive asset class for many investors going forward. Perhaps more importantly, the downturn in the global economic cycle has in our view masked a significant secular opportunity for international equity investment. History indicates that the 90's bull market in the U.S. was fuelled in large part by the massive inflows into 401(k)'s and significant corporate productivity improvements. We consider Europe and Asia's current socio-economic environments to be, in many ways, a mirror image of the U.S. in the late 80's. Many international economies are committed to improving corporate productivity and addressing the pension needs of an aging and under-funded populace. The resultant creation of shareholders should be significant. In our mind, the question is not if but when. A meaningful allocation to international equity markets is in our view warranted in order to capitalize on this anticipated opportunity.

At the end of the day, however, we recognize that our crystal ball is no better than anyone else's and the focal point is and will continue to be selecting stocks which help you build your financial wealth. We believe our large global investment team located in 13 offices around the world is well placed to identify local stocks -- whether large, small, growth or value -- that seek to achieve each Fund's investment objective of long-term capital appreciation.

We again thank you for joining Henderson Global Funds and we look forward to serving your financial needs in the years to come.



/s/ Sean Dranfield

Sean Dranfield
President, Henderson Global Funds

HENDERSON GLOBAL FUNDS

                       This page intentionally left blank

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

INTERNATIONAL DEVELOPING COMPANIES FUND


The International Developing Companies Fund was launched on August 31, 2001, against a difficult market backdrop. Prior to the September 11 terrorist attacks in the U.S., international equity markets weakened as investors grew increasingly discouraged over the dim prospects of a U.S.-led economic recovery in the near term. Small-cap stocks were affected by low trading volumes as large-cap funds withdrew from the sector. However, in spite of market volatility for the 5-month period ended January 31, 2002, the International Developing Companies Fund (Class A shares, at NAV) returned 6.00% against the MSCI World Ex-USA Small Cap Index return of -9.09%.

One reason for this positive performance was that our concentrated stock list in Europe and the U.K. had a defensive bias. Also, companies with strong cash flows trading at reasonable valuations such as Davide Campari, the Italian drinks manufacturer, made positive contributions to the Fund.

By October, aggressive monetary and fiscal easing by central banks around the world raised hopes of a U.S.-led economic recovery in the first half of 2002, and triggered a strong equity rally that lasted until year-end. In addition, our decision to delay investing in Japan and Asia until late October also proved beneficial. Japanese developing companies under-performed in the final quarter of the year with the Yen depreciating to a three-year low against the U.S. dollar in December. Stock selection in October focused on quality companies which we believed were undervalued, such as Taiyo Ink (Japan) which manufactures ink for semi-conductors.

In December, we expanded our list of European companies, seeking to reduce stock specific risk and to increase our exposure to cyclical sectors. A focus on industrial companies that we considered well positioned to spearhead an economic turnaround led to several new acquisitions including Jurys Doyle, an Irish hotel operator, and IMA, an Italian manufacturer of packaging machinery. We further reduced the Fund's exposure to consumer-oriented cyclical stocks with a view that global interest rates were already near, or at, their lows for the cycle. Accordingly, we sold DFS, a U.K. furniture manufacturer, and Trigano, a French recreational equipment manufacturer.

While January began with a rally, the collapse of Enron as well as rising concern over accounting practices and corporate balance sheets triggered a decline in the markets with small cap stocks generally faring better than large cap stocks. We sought to take advantage of this weakness to further re-position the portfolio towards those companies that we believed would benefit from improving economic growth, with an emphasis on non-consumer areas. There is increasing evidence that the worst is over for the U.S. economy, which should help growth in other regions. Based on this assessment, we believe the Fund is well positioned to benefit accordingly.



  International Developing
  Companies Fund
  Top 10 Holdings  -  as of
  January 31, 2002
                             As a Percentage
  Security                     of Net Assets
--------------------------------------------
  Disco                             5.0%
  Taiyo Ink                         4.3
  Synnex Technology
    International                   2.9
  Moshi Moshi Hotline               2.8
  JJB Sports                        2.7
  Konami Sports                     2.6
  Convenience Retail Asia           2.5
  Fisher & Paykel
    Healthcare                      2.4
  Otsuka Kaug                       2.3
  MEDIDEP                           2.1

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

INTERNATIONAL DEVELOPING COMPANIES FUND

PIE CHART:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL INVESTMENTS)
U.K.                                22%
Japan                               19%
Germany                             16%
France                               8%
Italy                                6%
Spain                                6%
Other                               23%


PIE CHART:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL INVESTMENTS)
Consumer Discretionary              29%
Industrials                         21%
Information Technology              19%
Health Care                         15%
Consumer Staples                     6%
Materials                            5%
Other                                5%


LINE CHART:
INVESTMENT COMPARISON
Value of $10,000
Int'l Dev Comp Fund Class A w/out load - $10,600
08/31/01    10000
09/30/01     9930
10/31/01    10350
11/30/01    10960
12/31/01    11180
01/31/02    10600


Int'l Dev Comp Fund Class A w/load - $9,990
08/31/01     9425
09/30/01     9359
10/31/01     9755
11/30/01    10329
12/31/01    10537
01/31/02     9990


MSCI World Ex USA Small Cap Index - $9,091
08/31/01    10000
09/30/01     8682
10/31/01     9100
11/30/01     9453
12/31/01     9273
01/31/02     9091



CUMULATIVE TOTAL RETURNS AS OF JANUARY 31, 2002
                                                                                                          SINCE
AT NAV                                                     CLASS          1 MONTH      3 MONTHS     INCEPTION (8/31/01)
-----------------------------------------------------------------------------------------------------------------------
Henderson Int'l Developing Companies Fund                  Class A         -5.19%        2.42%             6.00%
-----------------------------------------------------------------------------------------------------------------------
Henderson Int'l Developing Companies Fund                  Class B         -5.20%        2.22%             5.70%
-----------------------------------------------------------------------------------------------------------------------
Henderson Int'l Developing Companies Fund                  Class C         -5.20%        2.22%             5.70%
-----------------------------------------------------------------------------------------------------------------------
WITH SALES LOAD
-----------------------------------------------------------------------------------------------------------------------
Henderson Int'l Developing Companies Fund                  Class A        -10.64%       -3.47%            -0.10%
-----------------------------------------------------------------------------------------------------------------------
Henderson Int'l Developing Companies Fund                  Class B        -10.20%       -2.78%             0.70%
-----------------------------------------------------------------------------------------------------------------------
Henderson Int'l Developing Companies Fund                  Class C         -7.15%        0.20%             3.64%
-----------------------------------------------------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------------------------------------------------
MSCI World Ex USA Small Cap Index                                          -1.97%       -0.10%            -9.09%
-----------------------------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Due to the Fund's relatively small asset base in its initial stages, performance was positively impacted by IPO's to a greater degree than it may be in the future. Performance was favorably impacted by the Fund's relatively large cash position during September 2001. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results are historical and assume the reinvestment of dividends and capital gains. For more current performance, please call
1.866.443.6337 or visit the Fund's website at www.hendersonglobalfunds.com.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge. Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a contingent deferred sales charge, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1% and a contingent deferred sales charge of 1%, which declines to 0% after 18 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency and exchange rates. In addition, the Fund may invest in a limited geographic area or in a small number of issuers. As such, investing in the Fund may involve greater risk and volatility than investing in a more diversified fund. The MSCI World Ex USA Small Cap Index currently consists of 22 developed market countries. This index aims to capture 40% of the full market capitalization of the eligible small cap universe of companies of each country by industry. You cannot invest directly in an index.

HENDERSON GLOBAL FUNDS
                                                                      COMMENTARY

WORLDWIDE GROWTH FUND

When the Worldwide Growth Fund was launched on August 31, 2001, global equity markets were weak following eight months of extreme volatility. Investors, growing increasingly disheartened over disappointing corporate news, undermined the outlook for a near term economic recovery. The aggressive monetary and fiscal easing throughout 2001 raised hopes of a U.S.-led economic recovery, fuelled by the unprecedented levels of liquidity, with the tragic events of September 11th marking a clear inflection point. Over the five month period from the Fund's inception to January 31, 2002, the Worldwide Growth Fund (Class A shares, at NAV) outperformed world markets in aggregate, as represented by the MSCI World Index, by almost 1.5%, returning -2.90% versus the Index's return of -4.36%.

The Worldwide Growth Fund invests in growth stocks on a thematic basis. The portfolio construction is guided by three underlying themes: rising consumption, increasing productivity and lifestyle (mainly the impact of an increasing life span on healthcare and wealthcare) which we believe are all secular drivers for growth. At inception, the Fund was positioned with a bias for healthcare and consumer discretionary sectors. Despite the relatively defensive nature of the portfolio, the Fund did not escape unscathed from the events of September 11th. Stocks such as Colgate Palmolive (U.S.) and PepsiCo (U.S.), which we had bought for their defensive qualities, were also notably affected.

The October to December 2001 rally in equity markets contributed strongly to the Fund's performance due to the growth bias of the portfolio. With many stocks having fallen to unwarranted low levels following the terrorist attacks, we reduced our weighting in the more defensive lifestyle theme, and raised our weighting in the productivity theme, especially the technology sub-theme. With the purchase of several technology stocks including Philips Electronics (Netherlands), Celestica (Canada) and Samsung Electronics (South Korea), the Fund benefited from the subsequent market rally. On the belief that the market rally had out-paced the recovery in the underlying economy and demand environment, we reduced our technology weighting in early January 2002. We re-invested in a variety of stocks, which were aligned to the Fund's core themes, including Benesse (provider of educational courses in Japan) and Marriott (U.S. hotel group) which is highly geared to a cyclical recovery. In the financial sector we purchased Freddie Mac which we believe was benefiting strongly from the lower interest rate environment in the U.S.

We remain positive about global economic prospects, and continue to believe that a combination of factors will revive economic activity. However, the upswing is unlikely to be as vigorous as in past recoveries. In the aftermath of Enron and an environment of greater scrutiny of reported earnings, especially for growth stocks, we are becoming increasingly more prudent, focusing on the quality and transparency of earnings growth.


  Worldwide Growth Fund
  Top 10 Holdings  -  as of
  January 31, 2002
                             As a Percentage
  Security                     of Net Assets
--------------------------------------------
  Microsoft                         4.6%
  Citigroup                         4.4
  First Data                        4.3
  Cisco Systems                     3.7
  Sony                              3.6
  Target                            3.5
  American Home
    Products                        3.5
  Baxter International              3.4
  PepsiCo                           3.1
  Swiss Re                          3.0

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

WORLDWIDE GROWTH FUND

PIE CHART:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL INVESTMENTS)
U.S.                                63%
U.K.                                 8%
Japan                                7%
Netherlands                          3%
Switzerland                          3%
South Korea                          3%
Other                               13%


PIE CHART:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL INVESTMENTS)
Consumer Discretionary              25%
Information Technology              23%
Industrials                         15%
Health Care                         15%
Financials                          14%
Consumer Staples                     6%
Telecom                              2%


LINE CHART:
INVESTMENT COMPARISON
Value of $10,000
Worldwide Growth Fund Class A w/out load - $9,710
08/31/01    10000
09/30/01     8970
10/31/01     9180
11/30/01    10000
12/31/01    10040
01/31/02     9710


Worldwide Growth Fund Class A w/load - $9,152
08/31/01    9425
09/30/01    8454
10/31/01    8652
11/30/01    9425
12/31/01    9462
01/31/02    9152



MSCI World Index - $9,564
08/31/01    10000
09/30/01     9108
10/31/01     9277
11/30/01     9815
12/31/01     9870
01/31/02     9564


Cumulative Total Returns as of January 31, 2002
                                                                                                          SINCE
AT NAV                                                     CLASS          1 MONTH      3 MONTHS     INCEPTION (8/31/01)
-----------------------------------------------------------------------------------------------------------------------
Henderson Worldwide Growth Fund                            Class A        -3.29%         5.77%            -2.90%
-----------------------------------------------------------------------------------------------------------------------
Henderson Worldwide Growth Fund                            Class B        -3.30%         5.56%            -3.20%
-----------------------------------------------------------------------------------------------------------------------
Henderson Worldwide Growth Fund                            Class C        -3.30%         5.56%            -3.20%
-----------------------------------------------------------------------------------------------------------------------
WITH SALES LOAD
-----------------------------------------------------------------------------------------------------------------------
Henderson Worldwide Growth Fund                            Class A        -8.85%        -0.31%            -8.48%
-----------------------------------------------------------------------------------------------------------------------
Henderson Worldwide Growth Fund                            Class B        -8.30%         0.56%            -8.20%
-----------------------------------------------------------------------------------------------------------------------
Henderson Worldwide Growth Fund                            Class C        -5.26%         3.51%            -5.17%
-----------------------------------------------------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------------------------------------------------
MSCI World Index                                                          -3.10%         3.10%            -4.36%
-----------------------------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results are historical and assume the reinvestment of dividends and capital gains. For more current performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalfunds.com.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge. Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a contingent deferred sales charge, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1% and a contingent deferred sales charge of 1%, which declines to 0% after 18 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency and exchange rates. In addition, the Fund may invest in a limited geographic area or in a small number of issuers. As such, investing in the Fund may involve greater risk and volatility than investing in a more diversified fund. The MSCI World Index currently consists of 23 developed market countries. This index aims to capture 60% of the total market capitalization of each country by industry. You cannot invest directly in an index.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

INTERNATIONAL DEVELOPING COMPANIES FUND
JANUARY 31, 2002 (UNAUDITED)

SHARES                                            VALUE

COMMON STOCKS - 89.43%

             AUSTRIA - 0.79%
         90  EMTS Technologie AG *              $   2,094
---------------------------------------------------------

             BELGIUM - 2.04%
        120  Omega Pharma S.A.                      5,414
---------------------------------------------------------

             FRANCE - 7.28%
        200  Alten *                                2,922
        410  Elior                                  3,224
        111  Financiere Marc de Lacharriere
             S.A. (Fimalac)                         4,082
        250  MEDIDEP S.A. *                         5,585
        350  Pinguely-Haulotte                      3,501
---------------------------------------------------------
                                                   19,314
---------------------------------------------------------
             GERMANY - 11.75%
        405  CargoLifter AG *                       1,354
         85  FJA AG                                 3,754
        150  Fraport AG *                           3,622
        170  GfK AG                                 2,922
        630  Mediclin AG *                          2,214
         60  Medion AG                              2,372
         70  Rhoen-Klinikum AG                      3,567
        108  Software AG                            3,364
         62  Stinnes AG                             1,266
        135  Suess MicroTec AG *                    3,503
        180  Techem AG *                            3,248
---------------------------------------------------------
                                                   31,186
---------------------------------------------------------
             HONG KONG - 4.24%
     18,000  Convenience Retail Asia Ltd. *         6,577
      5,000  Kerry Properties Ltd.                  4,680
---------------------------------------------------------
                                                   11,257
---------------------------------------------------------
             IRELAND - 0.46%
        150  Jurys Doyle Hotel Group PLC            1,225
---------------------------------------------------------

             ITALY - 5.97%
        185  Amplifon S.P.A. *                      3,022
      1,370  Ferretti S.P.A.                        4,379
        350  I.M.A. Industria Macchine
             Automatiche S.P.A.                     2,581
        550  Merloni Elettrodomestici S.P.A.        3,020
        200  Permasteelisa S.P.A.                   2,849
---------------------------------------------------------
                                                   15,851
---------------------------------------------------------
             JAPAN - 17.07%
        300  Disco Corp.                           13,314
        300  Konami Sports Corp.                    6,936
        100  Moshi Moshi Hotline, Inc.              7,533
        200  Otsuka Kagu Ltd.                       6,191
        400  Taiyo Ink Manufacturing Co., Ltd.     11,337
---------------------------------------------------------
                                                   45,311
---------------------------------------------------------



SHARES                                            VALUE

             NETHERLANDS - 2.78%
        630  New Skies Satellites N.V. *        $   3,681
        200  United Services Group N.V.             3,692
---------------------------------------------------------
                                                    7,373
---------------------------------------------------------
             NEW ZEALAND - 2.36%
      1,000  Fisher & Paykel Healthcare
             Corp., Ltd.                            6,255
---------------------------------------------------------
             NORWAY - 1.45%
        300  PhotoCure ASA *                        3,855
---------------------------------------------------------

             SPAIN - 5.97%
        196  Aldeasa, S.A.                          3,146
        210  Baron de Ley, S.A. *                   4,961
        280  Compania de Distribucion
             Intergral Logista, S.A.                3,898
        275  Grupo Auxiliar Metalurgico,
             S.A. (Gamesa) *                        3,830
---------------------------------------------------------
                                                   15,835
---------------------------------------------------------
             SWITZERLAND - 4.24%
          1  Schindler Holding AG                   1,440
         70  SEZ Holding AG                         3,054
        190  Swisslog Holding AG                    3,399
         60  Tecan Group AG                         3,369
---------------------------------------------------------
                                                   11,262
---------------------------------------------------------
             TAIWAN - 2.85%
      1,400  Synnex Technology International
             Co., GDR                               7,574
---------------------------------------------------------

             UNITED KINGDOM - 20.18%
        500  Alliance Unichem PLC                   3,837
      4,800  Ashtead Group PLC                      3,389
        320  BTG PLC *                              2,883
      1,500  Eidos PLC *                            3,622
      1,700  Electronics Boutique PLC               3,313
        550  Fitness First PLC *                    3,456
        579  HIT Entertainment PLC                  2,717
        500  Interserve PLC                         3,813
        700  J.D. Wetherspoon PLC                   3,687
      1,270  JJB Sports PLC                         7,299
        400  National Express Group PLC             3,203
        700  Paragon Group Cos. PLC                 2,718
      3,900  Sanctuary Group PLC                    3,855
      2,326  The Carphone
             Warehouse PLC *                        3,350
        501  The Innovation Group PLC               2,416
---------------------------------------------------------
                                                   53,558
---------------------------------------------------------

             TOTAL COMMON STOCKS                  237,364
=========================================================
             (Cost $243,168)


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

INTERNATIONAL DEVELOPING COMPANIES FUND
JANUARY 31, 2002 (UNAUDITED)

SHARES                                            VALUE

PREFERRED STOCK - 2.82%

             GERMANY - 2.82%
        180  Hugo Boss AG                       $   4,059
         70  Wella AG                               3,428
---------------------------------------------------------

             TOTAL PREFERRED STOCK                  7,487
---------------------------------------------------------
             (Cost $7,046)

TOTAL INVESTMENTS  - 92.25%                       244,851
---------------------------------------------------------
             (Cost $250,214)

NET OTHER ASSETS AND
             LIABILITIES - 7.75%                   20,582
---------------------------------------------------------

TOTAL NET ASSETS - 100.00%                      $ 265,433
=========================================================



OTHER INFORMATION:

INDUSTRY CONCENTRATION AS A                     % OF NET
PERCENTAGE OF NET ASSETS:                         ASSETS
--------------------------------------------------------
    Diversified Commercial Services.........       7.53%
    Health Care Facilities..................       5.41%
    Semiconductors..........................       5.02%
    Specialty Chemicals.....................       4.27%
    Industrial Machinery....................       4.11%
    Specialty Stores........................       3.94%
    Leisure Facilities......................       3.91%
    Household Appliances....................       3.75%
    Application Software....................       3.69%
    Health Care Equipment...................       3.63%
    Computer Hardware.......................       2.85%
    Restaurants.............................       2.61%
    Food Retail.............................       2.48%
    Movies & Entertainment..................       2.47%
    Semiconductor Equipment.................       2.47%
    Distributors............................       2.36%
    Home Improvement Retail.................       2.33%
    Health Care Supplies....................       2.04%
    Distillers & Vintners...................       1.87%
    Real Estate Management
    & Development...........................       1.76%
    Leisure Products........................       1.65%
    Apparel & Accessories...................       1.53%
    Health Care Distribution &Services......       1.45%
    Pharmaceuticals.........................       1.45%
    Electric Utilities......................       1.44%
    Construction & Engineering..............       1.44%
    Broadcasting & Cable TV.................       1.39%
    Employment Services.....................       1.39%
    Airport Services........................       1.37%
    Personal Products.......................       1.29%
    Systems Software........................       1.27%
    Wireless Telecomm Services..............       1.26%
    Computer & Electronic Retail............       1.25%
    Railroads...............................       1.21%
    ITConsulting &Services..................       1.10%
    Consumer Finance........................       1.02%
    Electronic Equipment & Instruments......       0.79%
    Air Freight & Couriers..................       0.51%
    Trucking................................       0.48%
    Hotels..................................       0.46%
    Net Other Assets and Liabilities........       7.75%
--------------------------------------------------------
                                                 100.00%
========================================================

          *  Non-income producing security
        GDR  Global Depository Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

WORLDWIDE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


SHARES                                            VALUE

COMMON STOCKS - 98.80%

             CANADA - 2.95%
        170  Celestica, Inc. *                  $   7,174
---------------------------------------------------------

             DENMARK - 2.88%
        150  ISS A/S *                              6,993
---------------------------------------------------------

             FINLAND - 2.36%
        250  Nokia Oyj                              5,742
---------------------------------------------------------

             IRELAND - 1.73%
        150  Elan Corp. PLC, ADR *                  4,214
---------------------------------------------------------

             ITALY - 0.98%
        300  Mediolanum SpA                         2,372
---------------------------------------------------------

             JAPAN - 7.40%
        200  Benesse Corp.                          4,565
      1,000  Daiwa Securities Group, Inc.           4,676
        200  Sony Corp.                             8,756
---------------------------------------------------------
                                                   17,997
---------------------------------------------------------
             NETHERLANDS - 3.44%
        129  ASML Holding N.V. *                    2,391
        220  Koninklijke (Royal) Philips
             Electronics N.V.                       5,970
---------------------------------------------------------
                                                    8,361
---------------------------------------------------------
             NORWAY - 1.35%
        500  Tomra Systems ASA                      3,295
---------------------------------------------------------

             SOUTH KOREA - 3.03%
         60  Samsung Electronics Co., Ltd.,
             GDR 144A                               7,365
---------------------------------------------------------

             SWITZERLAND - 3.04%
         82  Swiss Re                               7,394
---------------------------------------------------------

             UNITED KINGDOM - 7.86%
      1,000  Compass Group PLC                      7,343
        500  Pearson PLC                            5,776
      2,000  Taylor Nelson Sofres PLC               5,983
---------------------------------------------------------
                                                   19,102
---------------------------------------------------------



SHARES                                            VALUE

             UNITED STATES - 61.78%
        130  American Home
             Products Corp.                     $   8,406
         50  American International
             Group, Inc.                            3,708
        500  AT&T Wireless Services, Inc. *         5,750
        150  Baxter International, Inc.             8,374
        100  CDW Computer Centers, Inc. *           5,538
        450  Cisco Systems, Inc. *                  8,910
        225  Citigroup, Inc.                       10,665
        150  Clear Channel
             Communications, Inc. *                 6,906
        100  Colgate-Palmolive Co.                  5,715
        500  Compaq Computer Corp.                  6,175
         80  Danaher Corp.                          5,099
        125  First Data Corp.                      10,341
         80  Freddie Mac                            5,370
        150  General Electric Co.                   5,573
      1,000  Lucent Technologies, Inc.              6,540
        130  Marriott International, Inc.           5,301
        150  Medtronic, Inc.                        7,391
        175  Microsoft Corp. *                     11,149
        150  PepsiCo, Inc.                          7,513
        190  Target Corp.                           8,438
        100  Trigon Healthcare, Inc. *              7,353
---------------------------------------------------------
                                                  150,215
---------------------------------------------------------

             TOTAL COMMON STOCKS                  240,224
---------------------------------------------------------
             (Cost $238,107)


TOTAL INVESTMENTS  - 98.80%                       240,224
---------------------------------------------------------
             (Cost $238,107)

NET OTHER ASSETS AND
             LIABILITIES - 1.20%                    2,906
---------------------------------------------------------

TOTAL NET ASSETS - 100.00%                      $ 243,130
=========================================================


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

WORLDWIDE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED) (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                       % OF NET
A PERCENTAGE OF NET ASSETS:                       ASSETS
--------------------------------------------------------
    Diversified Financial Services..........       9.50%
    Health Care Equipment...................       6.48%
    Consumer Electronics....................       6.06%
    Pharmaceuticals.........................       5.19%
    Telecommunications Equipment............       5.05%
    Diversified Commercial Services.........       4.76%
    Systems Software........................       4.59%
    Data Processing Services................       4.25%
    Networking Equipment....................       3.66%
    General Merchandise Store...............       3.47%
    Industrial Machinery....................       3.45%
    Soft Drinks.............................       3.09%
    Reinsurance.............................       3.04%
    Semiconductors..........................       3.03%
    Restaurants.............................       3.02%
    Managed Health Care.....................       3.02%
    Electronic Equipment & Instruments......       2.95%
    Broadcasting & Cable TV.................       2.84%
    Computer Hardware.......................       2.54%
    Advertising.............................       2.46%
    Publishing & Printing...................       2.38%
    Wireless Telecommunication Services.....       2.37%
    Household Products......................       2.35%
    Industrial Conglomerates................       2.29%
    Computer & Electronic Retail............       2.28%
    Hotels..................................       2.18%
    Multi-line Insurance....................       1.52%
    Semiconductor Equipment.................       0.98%
    Net Other Assets and Liabilities........       1.20%
--------------------------------------------------------
                                                 100.00%
========================================================

          *  Non-income producing security
        ADR  American Depository Receipt
        GDR  Global Depository Receipts
       144A Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)
                                                                                    INTERNATIONAL
                                                                                       DEVELOPING             WORLDWIDE
                                                                                        COMPANIES                GROWTH
                                                                                             FUND                  FUND
=======================================================================================================================
ASSETS:
Investments, at value                                                                    $244,851              $240,224
Cash                                                                                       20,988                10,688
Dividends receivable                                                                           48                    54
Receivable from Investment Adviser                                                        120,531               113,378
Receivable for investment securities sold                                                   3,977                 3,534
Deferred offering costs                                                                     4,446                 4,446
Prepaid expenses and other assets                                                           9,944                 9,394
-----------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                       $404,785              $382,258
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                                                 2,717                 9,843
Management fee payable                                                                      1,327                 1,011
12b-1 distribution and service fees payable                                                   445                   408
Accrued expenses and other payables                                                       134,863               127,866
-----------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                   139,352               139,128
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $265,433              $243,130
=======================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                                          $250,450              $250,450
Undistributed net investment income/(loss)                                                 (1,473)               (1,669)
Accumulated net realized gain/(loss) on investments                                        21,955                (7,758)
Net unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                                       (5,499)                2,107
-----------------------------------------------------------------------------------------------------------------------
                                                                                         $265,433              $243,130
=======================================================================================================================
SHARES OUTSTANDING
Class A Shares                                                                             20,015                20,015
=======================================================================================================================
Class B Shares                                                                              2,515                 2,515
=======================================================================================================================
Class C Shares                                                                              2,515                 2,515
=======================================================================================================================
CLASS A SHARES:
Net asset value and redemption price per share                                             $10.60                 $9.71
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                                        5.75%                 5.75%
Maximum offering price per share                                                           $11.25                $10.30
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net asset value and redemption price per share                                             $10.57                 $9.68
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net asset value and redemption price per share                                             $10.57                 $9.68
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                                        1.00%                 1.00%
Maximum offering price per share                                                           $10.68                 $9.78
=======================================================================================================================
Investments, at cost                                                                     $250,214              $238,107
=======================================================================================================================

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)(*)
                                                                                    INTERNATIONAL
                                                                                       DEVELOPING             WORLDWIDE
                                                                                        COMPANIES                GROWTH
                                                                                             FUND                  FUND
=======================================================================================================================
INVESTMENT INCOME:
Interest                                                                                     $255                   $73
Dividends                                                                                     729                   441
Foreign taxes withheld                                                                        (76)                   (6)
-----------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                                 908                   508
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                             1,327                 1,011
12b-1 distribution and service fees:
   Class A Shares                                                                             222                   204
   Class B Shares                                                                             112                   102
   Class C shares                                                                             112                   102
Transfer agent fees                                                                        93,414                93,415
Administrative fees                                                                        40,639                40,639
Custodian fees                                                                             34,848                25,088
Accounting fees                                                                            23,613                23,613
Legal fees                                                                                 11,122                11,122
Audit fees                                                                                  9,753                 9,753
Trustees' fees and expenses                                                                 4,492                 4,492
Printing and postage fees                                                                   3,850                 3,850
Offering expenses                                                                           3,653                 3,653
Registration and filing fees                                                                2,246                   640
Excise tax expense                                                                            821                   571
Miscellaneous fees                                                                         10,625                10,624
-----------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                      240,849               228,879
-----------------------------------------------------------------------------------------------------------------------
Fees waived and/or expenses reimbursed by Investment Adviser                             (238,468)             (226,702)
-----------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                                2,381                 2,177
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                               (1,473)               (1,669)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
   Investment transactions                                                                 24,535                (7,614)
   Foreign currency transactions                                                           (2,580)                 (144)
Net change in unrealized appreciation/(depreciation) of:
   Investments                                                                             (5,363)                2,117
   Translation of other assets and liabilities                                               (136)                  (10)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)                                                    16,456                (5,651)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                        $14,983               $(7,320)
=======================================================================================================================

(*)  The Funds commenced operations on August 31, 2001.


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)(*)
                                                                                    INTERNATIONAL
                                                                                      DEVELOPING              WORLDWIDE
                                                                                        COMPANIES                GROWTH
                                                                                             FUND                  FUND
=======================================================================================================================
Net Investment income/(loss)                                                              $(1,473)              $(1,669)
Net realized gain/(loss)                                                                   21,955                (7,758)
Net change in unrealized appreciation/(depreciation)                                       (5,499)                2,107
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                            14,983                (7,320)

Net increase/(decrease) in net assets from Fund share transactions:
      Class A Shares                                                                          150                   150
      Class B Shares                                                                          150                   150
      Class C Shares                                                                          150                   150
-----------------------------------------------------------------------------------------------------------------------

Net increase/(decrease) in net assets                                                      15,433                (6,870)

NET ASSETS
Beginning of period                                                                       250,000               250,000
-----------------------------------------------------------------------------------------------------------------------
End of period                                                                            $265,433              $243,130
=======================================================================================================================
Undistributed net investment income/(loss)                                                $(1,473)              $(1,669)
=======================================================================================================================

(*)  The Funds commenced operations on August 31, 2001.


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS


STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)(*)
                                                                                    INTERNATIONAL
                                                                                       DEVELOPING             WORLDWIDE
                                                                                        COMPANIES                GROWTH
                                                                                             FUND                  FUND
=======================================================================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                                         $150                  $150
Issued as reinvestment of dividends                                                            --                    --
Redeemed                                                                                       --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                      $150                  $150
=======================================================================================================================
CLASS B SHARES:
Sold                                                                                         $150                  $150
Issued as reinvestment of dividends                                                            --                    --
Redeemed                                                                                       --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                      $150                  $150
=======================================================================================================================
CLASS C SHARES:
Sold                                                                                         $150                  $150
Issued as reinvestment of dividends                                                            --                    --
Redeemed                                                                                       --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                      $150                  $150
=======================================================================================================================

SHARES
CLASS A SHARES:
Sold                                                                                           15                    15
Issued as reinvestment of dividends                                                            --                    --
Redeemed                                                                                       --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                        15                    15
=======================================================================================================================
CLASS B SHARES:
Sold                                                                                           15                    15
Issued as reinvestment of dividends                                                            --                    --
Redeemed                                                                                       --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                        15                    15
=======================================================================================================================
CLASS C SHARES:
Sold                                                                                           15                    15
Issued as reinvestment of dividends                                                            --                    --
Redeemed                                                                                       --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                        15                    15
=======================================================================================================================

(*)  The Funds commenced operations on August 31, 2001.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among five series, two of which are included in this report. Henderson International Developing Companies Fund ("International Developing Companies") and Henderson Worldwide Growth Fund ("Worldwide Growth") (collectively, the "Funds") are each non-diversified series of the Trust. The Funds each offer three classes of shares. Class A shares generally provide for a front-end sales charge, Class B shares provide for a contingent deferred sales charge and Class C shares provide for both a front-end sales charge and a contingent deferred sales charge. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

SECURITY VALUATION

Securities traded on a recognized stock exchange (or The Nasdaq Stock Market, Inc. system) are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums. Withholding taxes on foreign dividends are accrued for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

EXPENSES

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are

HENDERSON GLOBAL FUNDS

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on net assets or on another reasonable basis.

FEDERAL INCOME TAXES

The Trust's policy is that each Fund comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. Under normal circumstances, the Funds also intend to make distributions as required to avoid excise taxes. However, during 2001, the Funds' investment adviser owned substantially all outstanding shares of the Funds and determined it was more appropriate to pay the excise taxes than to liquidate investments to meet distribution requirements. Accordingly, a provision for federal excise tax is shown on the Funds' Statement of Operations and is included in accrued expenses in the Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

DEFERRED OFFERING COSTS

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Funds' investment adviser. HGINA is an indirect wholly-owned subsidiary of Henderson Global Investors (Holdings) plc, which is an indirect wholly-owned subsidiary of AMP Limited. HGINA supervises the investments of the Funds and receives a management fee for such services. The fee is calculated daily and paid monthly based on each Fund's average net assets as set forth below:

International Developing Companies                     1.20%
Worldwide Growth                                       1.00%

Pursuant to separate Expense Limitation Agreements, HGINA has agreed through August 31, 2004, to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of each Fund in order to limit total annual expenses, less distribution and service fees, to 1.75% of average daily net assets. Until August 31, 2006, HGINA may recover reimbursed expenses from each Fund if the Fund's expense ratio falls below the expense limitation.

Henderson Investment Management Limited ("HIML") is the sub-adviser to the Funds pursuant to a Sub-Advisory Agreement. HIML is a direct wholly-owned subsidiary of Henderson Global Investors (Holdings) plc. HIML receives a fee for its services, paid by HGINA from its management fee, calculated based on average daily net assets at the following rates:

International Developing Companies                     1.10%
Worldwide Growth                                       0.90%

Trustees who are not interested persons of the Trust or HGINA receive compensation from the Funds, which is reflected as Trustees' fees in the Statement of Operations. Certain officers of the Trust are also officers of HGINA. All officers serve without direct compensation from the Trust.

NOTE 4. DISTRIBUTION

The Trust has adopted a distribution plan for Class A, Class B and Class C shares of the Funds in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, each Fund pays the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, and an annual fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Funds and their shareholders.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the Funds during the period ended January 31, 2002 were as follows:

                                PURCHASES          SALES
--------------------------------------------------------
International Developing
  Companies                      $483,398       $259,178
Worldwide Growth                  297,774         52,985
========================================================

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)

The U.S. federal income tax basis of the Funds' investments at January 31, 2002, and the gross unrealized appreciation and depreciation, were as follows:

                            INTERNATIONAL
                               DEVELOPING      WORLDWIDE
                                COMPANIES         GROWTH
--------------------------------------------------------
Cost                             $250,214       $238,107
--------------------------------------------------------
Gross Unrealized Appreciation      13,679         19,950
Gross Unrealized Depreciation     (19,042)       (17,833)
--------------------------------------------------------
Net Unrealized
Appreciation (Depreciation)      $ (5,363)      $ (2,117)
========================================================

NOTE 6. SIGNIFICANT CONCENTRATIONS

The Funds invest a substantial percentage of their assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

The Funds may invest a high percentage of their net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund's net assets and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The International Developing Companies Fund invests substantially all of its net assets in securities issued by smaller or less seasoned companies. Smaller or newer companies may suffer more significant losses than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth, or be developing new products or services for which markets are not yet established. In addition, such companies may be subject to intense competition from larger companies, and may have a limited trading market. Investments in such companies tend to be more volatile than investments in larger companies.

NOTE 7. LINE OF CREDIT

The Funds may borrow from a $10,000,000 committed line of credit. Borrowings by any one Fund may not exceed the lesser of (a) $10,000,000 or (b) 10% of the net assets of the Fund for which the loan is extended. In addition, the aggregate outstanding amount of all loans to all Funds in the Trust may not exceed $10,000,000. Interest is charged to the Funds based on their borrowings at an annual rate equal to the overnight federal funds rate plus 0.50%. The Trust also pays a commitment fee of 0.10% per annum on the daily unused portion of the committed line which is allocated proportionately to the Funds. The Funds had no borrowings outstanding at January 31, 2002, nor at any time during the period then ended.

NOTE 8. REDEMPTION FEE

The Funds impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase. The fee, which is not a sales charge, is retained by the Fund and not paid to HGINA or its affiliates. Redemption fees are included in proceeds from Fund share redemptions on the Statement of Changes in Net Assets.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

INTERNATIONAL DEVELOPING COMPANIES FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) (a)

                                                                       CLASS A                CLASS B              CLASS C
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.00                $10.00               $10.00
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                                           (0.05)                (0.08)               (0.08)
   Net realized an unrealized gain/(loss) on investments                   0.65                  0.65                 0.65
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                     0.60                  0.57                 0.57
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.60                $10.57               $10.57
==========================================================================================================================
Total Return (b)                                                          6.00%                 5.70%                5.70%
==========================================================================================================================
Net assets, end of period (000)                                            $212                   $27                  $27
Ratio of expenses to average net assets (c)                               2.00%                 2.75%                2.75%
Ratio of net investment income (loss) to average
   net assets (c)                                                       (1.19)%               (1.94)%              (1.94)%
Portfolio turnover rate (%)                                                150%                  150%                 150%
Ratio of expenses to average net assets without
   waivers and/or expenses reimbursed (c)                               217.58%               218.34%              218.34%

(a)  The Funds commenced operations on August 31, 2001.

(b) The return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)  Annualized.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


                                                            FINANCIAL HIGHLIGHTS


WORLDWIDE GROWTH FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) (a)

                                                                        CLASS A               CLASS B              CLASS C
==========================================================================================================================
Net asset value, beginning of period                                     $10.00                $10.00               $10.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                                           (0.06)                (0.09)               (0.09)
   Net realized an unrealized gain/(loss) on investments                  (0.23)                (0.23)               (0.23)
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                    (0.29)                (0.32)               (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.71                 $9.68                $9.68
==========================================================================================================================
Total Return (b)                                                         (2.90%)               (3.20%)              (3.20%)
==========================================================================================================================
Net assets, end of period (000)                                            $194                   $24                  $24
Ratio of expenses to average net assets (c)                               2.00%                 2.75%                2.75%
Ratio of net investment income (loss) to
   average net assets (c)                                               (1.51)%               (2.26)%              (2.26)%
Portfolio turnover rate (%)                                                 28%                   28%                  28%
Ratio of expenses to average net assets without
   waivers and/or expenses reimbursed (c)                               226.16%               226.92%              226.92%

(a)  The Funds commenced operations on August 31, 2001.

(b) The return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)  Annualized.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


TRUSTEES
Charles H. Wurtzebach, Chairman
Roland C. Baker
Edward S. Bottum
Sean Dranfield
C. Gary Gerst

OFFICERS
Sean Dranfield, President
Michelle Barbiere, Vice President
Audi J. Melsbakas, Vice President
Scott E. Volk, Treasurer
Ann M. Casey, Assistant Treasurer
Brian C. Booker, Secretary
Heidemarie Gregoriev, Assistant Secretary

INVESTMENT ADVISER
Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1950
Chicago, IL 60611

TRANSFER AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

FOR MORE INFORMATION
Please call 1.866.4HENDERSON
           (1.866.443.6337)
or visit our website:
           www.hendersonglobalfunds.com

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectuses. The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change hereafter. The accompanying financial statements as of January 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

Henderson Global Funds
737 N. Michigan Avenue, Suite 1950
Chicago, IL 60611
1.866.4HENDERSON (1.866.443.6337)
www.hendersonglobalfunds.com

Forum Fund Services, LLC, Distributor (March 2002)